EMPLOYEES - Aggregate remuneration comprised (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) director	Dec. 31, 2020 GBP (£) director
Classes of employee benefits expense [abstract]
Share based payment	£ 1,938	£ 331
Employed by group
Disclosure of defined benefit plans [line items]
Directors and employees | director	26	6
Classes of employee benefits expense [abstract]
Wages and salaries	£ 2,286	£ 191
Social security costs	199	13
Pension costs	25
Share based payment	1,392	24
Employee benefits expense	£ 3,902	£ 228
Employed by company
Disclosure of defined benefit plans [line items]
Directors and employees | director	4	1
Classes of employee benefits expense [abstract]
Wages and salaries	£ 406	£ 135
Social security costs	8	18
Pension costs	1
Share based payment	330
Employee benefits expense	£ 745	£ 153